Related Party Transactions - Summary of share based payment arrangement to board members (Detail)	12 Months Ended
	Dec. 31, 2022 shares kr / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of transactions between related parties [line items]
Number outstanding	81,106,631	71,756,399
Subscription Rights Incentive Plans To Board Members For Consulting Services [Member] | Expiry Date May Fifteenth Two Thousand And Twenty Five [Member]
Disclosure of transactions between related parties [line items]
Expiry Date	May 15, 2025
Exercise price | kr / shares	kr 1.71
Number outstanding	600,000	600,000	600,000